Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Allowance for Credit Losses [Abstract]
Allowance for expected credit losses, beginning	$ 30,916	$ 22,629
Additions	30,078	22,016	30,916
Allowance for expected credit losses, ending	$ 60,994	$ 44,645	$ 30,916